UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Rachel A. Spearo

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-5384

Registrant’s telephone number, including area code

Date of fiscal year end: August 31, 2010

Date of reporting period: February 28, 2010

Item 1.	Reports to Stockholders.

FEBRUARY 28, 2010

PORTFOLIO MANAGEMENT CONSULTANTS

SEMI-ANNUAL REPORT

PMC CORE FIXED INCOME FUND

PMC DIVERSIFIED EQUITY FUND

PMC MUTUAL FUNDS

PMC Funds

Letter to Shareholders

To our Shareholders:

We are pleased to present you with the Semi-Annual Report for the PMC Funds mutual fund family. This report covers the six-month period ended February 28, 2010 as well as the period since the inception of the PMC Funds. The table below presents the standardized performance of the two PMC Funds relative to their respective benchmarks.

The six-month period ended February 28, 2010 was one of continued recovery, both on the economic front as well as in the financial markets. Positive economic momentum continued throughout the period on the heels of a strong recovery that began in the second quarter of 2009. The continuing rebound has been the result of the ongoing stimulative monetary policies of the Federal Reserve and fiscal stimulus of the government. Going forward, the economy is expected to expand gradually with the help of continued government stimulus and a low interest rate environment.

While the financial markets seem to be forecasting further economic recovery, there do remain some challenges for investors, including growing federal and state budget deficits, the state of global sovereign debt, and doubts about the abilities of elected governments worldwide to easily solve the problems. In spite of these obstacles, the consensus is that the economy is in the process of a slow, prolonged recovery and that the prospects for either a “v”-shaped rebound or double-dip recession are less likely. But any recovery will likely still warrant accommodative government policy and a low interest rate environment. It will be important to monitor whether the floors in housing and consumer confidence hold through 2010.

Financial market performance during the six-month period remained robust. Equity markets continued to post strong returns. For the period, the MSCI World Index (global all cap) advanced +5.4%, as the same factors affecting domestic markets impacted equity markets across the world. Meanwhile, the Barclays Capital U.S. Aggregate Bond Index, a broad-based index of fixed income securities, rose 1.9% for the period.

As discussed in more detail below, the PMC Funds benefited from the economic and financial market recovery. With each of the two funds outperforming its respective benchmark over the six-month period.

Cumulative Total Returns as of February 28, 2010

*Annualized

Fund	Three Months	Six Months	One Year	Year to Date	Since Inception		Inception Date	Net Expense Ratio**	Gross Expense Ratio
PMC Diversified Equity Fund	1.78%	7.81%	—	-1.24%	6.45%		8-26-09	1.40%	16.85%
MSCI World Index	-0.95%	5.41%	—	-2.72%	5.35%
PMC Core Fixed Income Fund	1.13%	4.66%	16.59%	1.69%	9.73	%*	9-28-07	1.01%	1.66%
Barclays Capital Aggregate Bond Index	0.31%	3.19%	9.32%	1.91%	6.71	%*

Past performance is no guarantee of future returns. Current performance may be higher or lower than the performance data shown. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. For more recent performance, please call 888-612-9300. Performance results reflect expense subsidies and waivers in effect; without these waivers, returns would have been less favorable.

**Pursuant to an operating expense limitation agreement between Envestnet Asset Management, Inc. (“the Adviser”) and the Funds, the Adviser has agreed to waive its fees and/or reimburse expenses of the Funds to ensure that Total Annual Fund Operating Expenses (exclusive of Acquired Fund Fees and Expenses) do not exceed the PMC Diversified Equity Fund’s average net assets through August 26, 2012 and the PMC Core Fixed Income Fund’s average net assets through September 28, 2010, subject thereafter to annual re-approval of the agreement by the Trust’s Board of Trustees (the “Board of Trustees”). This operating expense limitation agreement can only be terminated by, or with the consent of, the Board of Trustees. The Adviser is permitted to seek reimbursement from the Funds, subject to limitations, for fees it waived and Fund expenses it paid.

PMC	Diversified Equity Fund

The PMC Diversified Equity Fund was launched on August 26, 2009, and provides broad equity asset class exposure. The Fund’s investment objective is long-term capital appreciation, and is sub-advised by four institutional investment managers: Mellon Capital (Large Cap Growth); Loomis, Sayles & Company (Large Cap Value); Delaware Management (Small Cap Core); and Neuberger Berman (International ADR). The Fund has performed well on both absolute and relative bases since inception, generating a return of +6.45%, which compares favorably to the benchmark MSCI World Index, which posted a return of 5.35%.

PMC	Core Fixed Income Fund

The PMC Core Fixed Income Fund continued to perform exceptionally well on an absolute basis in the three- and six-month periods ending February 28, 2010. For the most recent three-month period, the Fund generated a return of +1.13%, outperforming the benchmark Barclays Capital U.S. Aggregate index return of +0.31%. For the six months ended February 28, the Fund posted a return of +4.66%, besting the benchmark’s return of +3.19%. Both of the Fund’s sub-advisers, Neuberger Berman Fixed Income LLC and Schroder Investment Management North America, Inc., continue to benefit from the improving economic environment over the past six months. Under these conditions, credit spreads narrowed, meaning fixed income securities other than U.S. Treasury obligations have fared well on a relative basis. Both sub-advisers have been opportunistic in identifying market segments and individual credits that have provided strong relative performance. The portfolios of both sub-advisers have underweighted Treasurys, and have been overweight the various sectors the sub-advisers perceive as offering the best return/risk profile, including investment-grade, high yield and mortgage-backed securities.

Envestnet	Asset Management

The views in this report were those of the Investment Adviser and the Investment Sub-Advisers as of the date of this report, and may not reflect their views on the date the report is first published or anytime thereafter. These views are intended to assist the shareholders of the Funds in understanding their investments in the Funds and do not constitute investment advice.

Investments in smaller companies carry greater risk than is customarily associated with larger companies for various reasons such as volatility of earnings and prospects, higher failure rates, and limited markets, product lines or financial resources. Investing overseas involves special risks, including the volatility of currency exchange rates and, in some cases, limited geographic focus, political and economic instability, and relatively illiquid markets. Income (bond) funds are subject to interest rate risk which is the risk that debt securities in a fund’s portfolio will decline in value because of increases in market interest rates. Please see the prospectus for a complete description of the risks associated with investing in the PMC Funds.

PMC FUNDS

Expense Example

(Unaudited)

As a shareholder of the PMC Funds (the “Funds”), you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (9/1/09–2/28/10).

Actual	Expenses

The first line of the following table provides information about actual account values and actual expenses. Although the Funds do not charge a sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. Individual Retirement Accounts (“IRA”) will be charged a $15.00 annual maintenance fee. To the extent the Funds invest in shares of ETFs or other investment companies as part of their investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Example. The Example includes, but is not limited to, advisory fees, distribution (12b-1) fees, fund administration and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical	Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PMC FUNDS

Expense Example Tables

(Unaudited)

	PMC Core Fixed Income Fund
	Beginning Account Value 9/1/09	Ending Account Value 2/28/10	Expenses Paid During Period 9/1/09–2/28/10*
Actual	$1,000.00	$1,046.60	$5.07
Hypothetical (5% return before expenses)	1,000.00	1,019.84	5.01
*	Expenses are equal to the Fund’s annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

	PMC Diversified Equity Fund
	Beginning Account Value 9/1/09	Ending Account Value 2/28/10	Expenses Paid During Period 9/1/09–2/28/10*
Actual	$1,000.00	$1,078.10	$7.21
Hypothetical (5% return before expenses)	1,000.00	1,017.85	7.01
*	Expenses are equal to the Fund’s annualized expense ratio of 1.40%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

PMC CORE FIXED INCOME FUND

Investment Highlights (Unaudited)

The investment objective of the Fund is to provide current income consistent with low volatility of principal.

	PMC Core Fixed Income Fund	Barclays Capital Aggregate Index
One Year	16.59%	9.32%
Since Inception (9/28/07)	9.73%	6.71%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-762-7338.

Continued

PMC CORE FIXED INCOME FUND

Investment Highlights (Unaudited) (Continued)

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on September 28, 2007, the inception date of the Fund. The graph does not reflect any future performance.

The Barclays Capital Aggregate Bond Index (formerly Lehman Brothers Aggregate Bond Index) is an index composed of U.S. securities in Treasury, Government-Related, Corporate and Securitized Sectors. It includes securities that are of investment-grade quality or better, have at least one year to maturity and have an outstanding par value of at least $250 million.

One cannot invest directly in an index.

*	Inception Date

PMC DIVERSIFIED EQUITY FUND

Investment Highlights (Unaudited)

The investment objective of the Fund is long-term capital appreciation.

	PMC Diversified Equity Fund	MSCI World Index
Six months	7.81%	5.41%
Since Inception (8/26/09)	6.45%	5.35%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-762-7338.

Continued

PMC DIVERSIFIED EQUITY FUND

Investment Highlights (Unaudited) (Continued)

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on August 26, 2009, the inception date of the Fund. The graph does not reflect any future performance.

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. As of June 2007 the MSCI World Index consisted of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

One cannot invest directly in an index.

*	Inception Date

Continued

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2010 (Unaudited)

	Principal Amount	Value
Asset Backed Securities 1.55%
Continental Airlines, Inc.
5.983%, 10/19/2023	$275,000	$264,687
Delta Air Lines Inc.
2007-1, 6.821%, 08/10/2022(a)	168,539	161,377
GSAMP Trust
2006-HE5, 0.331%, 08/25/2036	109,639	99,884
SLM Student Loan Trust
2008-6, 0.649%, 10/25/2014	89,470	89,593
UAL Pass through Trust Series 2007-1
Series A, 6.636%, 01/02/2024	386,943	332,771

Total Asset Backed Securities (Cost $951,510)		948,312

Corporate Bonds 35.38%
Administration of Human Resource Programs 0.28%
Credit Suisse/New York NY
6.000%, 02/15/2018	165,000	173,611

Administrative and Support Services 0.52%
Volvo Treasury AB
5.950%, 04/01/2015(a)	310,000	318,603

Air Transportation 0.61%
Continental Airlines, Inc.
7.250%, 11/10/2019	160,000	166,400
Delta Air Lines Inc.
9.500%, 09/15/2014(a)	80,000	81,800
7.750%, 12/17/2019	125,000	128,125

		376,325

Amusement, Gambling, and Recreation Industries 0.28%
Peninsula Gaming LLC
8.375%, 08/15/2015(a)	45,000	43,200
Pinnacle Entertainment, Inc.
8.625%, 08/01/2017(a)	40,000	38,200
Yonkers Racing Corp.
11.375%, 07/15/2016(a)	85,000	90,100

		171,500

Beverage and Tobacco Product Manufacturing 1.71%
Altria Group, Inc.
9.700%, 11/10/2018	100,000	125,952
9.950%, 11/10/2038	235,000	312,014
Anheuser-Busch InBev Worldwide Inc.
5.375%, 01/15/2020	320,000	336,677
CEDC Finance Corp. International, Inc.
9.125%, 12/01/2016(a)	100,000	105,000
Reynolds American, Inc.
7.625%, 06/01/2016	150,000	169,533

		1,049,176

Broadcasting (except Internet) 1.35%
Cablevision Systems Corp.
8.625%, 09/15/2017(a)	75,000	77,625
CBS Corp.
8.875%, 05/15/2019	65,000	77,319

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2010 (Unaudited) (Continued)

	Principal Amount	Value
Cequel Communications Holdings LLC
8.625%, 11/15/2017(a)	90,000	$90,450
Comcast Corp.
6.400%, 03/01/2040	135,000	137,820
QVC, Inc.
7.500%, 10/01/2019(a)	55,000	55,963
Time Warner Cable, Inc.
6.750%, 07/01/2018	295,000	330,470
Univision Communications Inc.
12.000%, 07/01/2014(a)	55,000	59,812

		829,459

Chemical Manufacturing 1.14%
The Dow Chemical Co.
5.900%, 02/15/2015	145,000	157,156
8.550%, 05/15/2019	330,000	399,604
Watson Pharmaceuticals, Inc.
5.000%, 08/15/2014	60,000	63,134
6.125%, 08/15/2019	75,000	79,809

		699,703

Clothing and Clothing Accessories Stores 0.40%
Hanesbrands, Inc.
8.000%, 12/15/2016	25,000	25,625
Nordstrom, Inc.
6.750%, 06/01/2014	40,000	45,328
Republic Services, Inc.
5.250%, 11/15/2021(a)	90,000	91,187
Teekay Corporation
8.500%, 01/15/2020	80,000	81,600

		243,740

Computer and Electronic Product Manufacturing 0.55%
WMG Acquisition Corp.
9.500%, 06/15/2016(a)	80,000	84,400
Xerox Corp.
5.500%, 05/15/2012	235,000	250,298

		334,698

Credit Intermediation and Related Activities 7.52%
American Express Credit Corp.
5.875%, 05/02/2013	150,000	162,732
5.125%, 08/25/2014	265,000	282,714
Bank Of America Corp.
6.000%, 09/01/2017	100,000	103,157
BNP Paribas / BNP Paribas US Medium-Term Notes Program LLC
2.125%, 12/21/2012	300,000	303,430
Bunge Ltd., Finance Corp.
5.350%, 04/15/2014	215,000	226,273
Citigroup, Inc.
6.125%, 11/21/2017	160,000	162,094
8.500%, 05/22/2019	330,000	381,432
6.875%, 03/05/2038	230,000	227,743

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2010 (Unaudited) (Continued)

	Principal Amount	Value
ERAC USA Finance Co.
7.000%, 10/15/2037(a)	140,000	$146,005
Ford Motor Credit Co. LLC
8.125%, 01/15/2020	100,000	100,020
General Electric Capital Corp.
5.900%, 05/13/2014	230,000	252,619
5.875%, 01/14/2038	245,000	228,204
Global Crossing UK Finance PLC
10.750%, 12/15/2014	20,000	20,500
JP Morgan Chase Bank NA
6.000%, 10/01/2017	500,000	538,296
Macquarie Group Ltd.
6.000%, 01/14/2020(a)	115,000	111,761
PNC Bank NA
6.875%, 04/01/2018	250,000	279,154
Rabobank Nederland NV
4.200%, 05/13/2014(a)	245,000	258,298
The Royal Bank of Scotland PLC
4.875%, 08/25/2014(a)	165,000	167,028
U.S. Bank NA
4.950%, 10/30/2014	250,000	270,448
Wachovia Bank NA
1.396%, 11/03/2014	300,000	283,462
Westpac Banking Corp.
1.900%, 12/14/2012(a)	105,000	105,294

		4,610,664

Electrical Equipment, Appliance, and Component Manufacturing 0.15%
Whirlpool Corp.
8.000%, 05/01/2012	85,000	94,313

Fabricated Metal Product Manufacturing 0.17%
Freedom Group, Inc.
10.250%, 08/01/2015(a)	100,000	106,500

Food and Beverage Stores 0.11%
Delhaize Group SA
5.875%, 02/01/2014	60,000	66,211

Food Manufacturing 0.86%
B&G Foods, Inc.
7.625%, 01/15/2018	80,000	81,000
Kraft Foods, Inc.
6.125%, 02/01/2018	110,000	120,871
5.375%, 02/10/2020	65,000	67,377
6.875%, 02/01/2038	60,000	65,551
6.500%, 02/09/2040	185,000	194,454

		529,253

Food Services and Drinking Places 0.19%
Darden Restaurants, Inc.
6.800%, 10/15/2037	25,000	26,847

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2010 (Unaudited) (Continued)

	Principal Amount	Value
Yum! Brands, Inc.
5.300%, 09/15/2019	25,000	$25,821
6.875%, 11/15/2037	55,000	60,856

		113,524

Funds, Trusts, and Other Financial Vehicles 2.63%
Bank of America NA
6.100%, 06/15/2017	330,000	335,062
Barclays Bank PLC
5.000%, 09/22/2016	145,000	148,242
6.750%, 05/22/2019	195,000	215,742
Cascades, Inc.
7.750%, 12/15/2017(a)	90,000	91,350
Digital Realty Trust LP
5.875%, 02/01/2020(a)	110,000	108,967
Expro Finance Luxembourg SCA
8.500%, 12/15/2016(a)	100,000	100,000
HCP, Inc.
6.700%, 01/30/2018	90,000	90,486
JP Morgan Chase Capital XV
5.875%, 03/15/2035	155,000	139,489
JPMorgan Chase Capital XXVII
7.000%, 11/01/2039	70,000	71,361
ProLogis
7.375%, 10/30/2019	130,000	134,574
Simon Property Group LP
5.650%, 02/01/2020	180,000	179,244

		1,614,517

General Merchandise Stores 0.10%
Macy’s Retail Holdings Inc.
6.700%, 07/15/2034	65,000	58,500

Health and Personal Care Stores 0.22%
CVS Pass-Through Trust
7.507%, 01/10/2032(a)	124,879	136,129

Hospitals 0.17%
HCA, Inc.
9.250%, 11/15/2016	100,000	106,375

Insurance Carriers and Related Activities 1.37%
Berkshire Hathaway, Inc.
0.680%, 02/11/2013	310,000	310,450
CNA Financial Corp.
7.350%, 11/15/2019	150,000	157,230
Hartford Financial Services Group Inc.
5.375%, 03/15/2017	250,000	249,720
Holcim US Finance Sarl & Cie SCS
6.000%, 12/30/2019(a)	35,000	36,398
Pacific LifeCorp
6.000%, 02/10/2020(a)	90,000	89,434

		843,232

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2010 (Unaudited) (Continued)

	Principal Amount	Value
Machinery Manufacturing 0.25%
ACCO Brands Corp.
10.625%, 03/15/2015(a)	70,000	$76,440
Case New Holland, Inc.
7.750%, 09/01/2013(a)	75,000	75,750

		152,190

Management of Companies and Enterprises 2.76%
Bank of America Corp.
7.375%, 05/15/2014	170,000	191,333
6.500%, 08/01/2016	220,000	236,803
5.650%, 05/01/2018	225,000	224,798
Ingersoll-Rand Global Holding Co., Ltd.
6.000%, 08/15/2013	125,000	138,291
Majapahit Holding BV
7.750%, 01/20/2020(a)	100,000	104,250
Morgan Stanley
6.000%, 05/13/2014	100,000	108,263
5.625%, 09/23/2019	430,000	427,119
Nomura Holdings, Inc.
6.700%, 03/04/2020	255,000	260,630

		1,691,487

Merchant Wholesalers, Durable Goods 0.17%
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
4.750%, 10/01/2014(a)	100,000	104,790

Merchant Wholesalers, Nondurable Goods 0.87%
Alliance One International Inc.
10.000%, 07/15/2016(a)	70,000	73,150
AmerisourceBergen Corp.
4.875%, 11/15/2019	25,000	25,114
Crosstex Energy/Crosstex Energy Finance Corp.
8.875%, 02/15/2018(a)	60,000	61,200
Lorillard Tobacco Co.
8.125%, 06/23/2019	295,000	329,676
McKesson Corp.
7.500%, 02/15/2019	35,000	42,049

		531,189

Mining (except Oil and Gas) 0.30%
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.
8.250%, 12/15/2017(a)	60,000	60,150
Newmont Mining Corp.
6.250%, 10/01/2039	50,000	50,139
Teck Resources Ltd.
10.750%, 05/15/2019	60,000	74,100

		184,389

Miscellaneous Manufacturing 0.07%
CareFusion Corp.
6.375%, 08/01/2019	40,000	44,039

Motion Picture and Sound Recording Industries 0.32%
Regal Cinemas Corp.
8.625%, 07/15/2019	80,000	83,900

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2010 (Unaudited) (Continued)

	Principal Amount	Value
Time Warner, Inc.
6.875%, 05/01/2012	100,000	$110,389

		194,289

Nonmetallic Mineral Product Manufacturing 0.09%
Libbey Glass, Inc.
10.000%, 02/15/2015(a)	55,000	57,200

Oil and Gas Extraction 1.26%
Anadarko Petroleum Corp.
5.750%, 06/15/2014	25,000	27,411
5.950%, 09/15/2016	165,000	180,655
Atlas Energy Operating Co., LLC/Atlas Energy Finance Corp.
10.750%, 02/01/2018	50,000	54,375
Cenovus Energy, Inc.
6.750%, 11/15/2039(a)	80,000	88,203
Devon Energy Corp.
5.625%, 01/15/2014	5,000	5,518
Enterprise Products Operating LLC
6.125%, 10/15/2039	55,000	55,145
Marathon Oil Corp.
7.500%, 02/15/2019	90,000	105,061
Pemex Project Funding Master Trust
5.750%, 03/01/2018	75,000	76,318
Petrobras International Finance Co.
5.750%, 01/20/2020	55,000	55,754
Plains All American Pipeline LP/PAA Finance Corp.
4.250%, 09/01/2012	40,000	41,888
8.750%, 05/01/2019	20,000	24,765
Talisman Energy, Inc.
7.750%, 06/01/2019	50,000	59,672

		774,765

Paper Manufacturing 0.10%
International Paper Co.
7.300%, 11/15/2039	60,000	64,163

Petroleum and Coal Products Manufacturing 0.54%
Valero Energy Corp.
4.500%, 02/01/2015	20,000	20,124
6.125%, 02/01/2020	200,000	201,679
6.625%, 06/15/2037	115,000	110,644

		332,447

Pipeline Transportation 0.37%
Enbridge Energy Partners LP
5.200%, 03/15/2020	50,000	50,710
Magellan Midstream Partners LP
6.550%, 07/15/2019	15,000	16,644
NGPL Pipeco., LLC
6.514%, 12/15/2012(a)	145,000	159,926

		227,280

Plastics and Rubber Products Manufacturing 0.29%
Berry Plastics Corp.
8.250%, 11/15/2015(a)	75,000	74,438

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2010 (Unaudited) (Continued)

	Principal Amount	Value
Jarden Corp.
7.500%, 01/15/2020	100,000	$100,750

		175,188

Primary Metal Manufacturing 0.07%
ArcelorMittal
7.000%, 10/15/2039	45,000	45,079

Professional, Scientific, and Technical Services 0.33%
Valassis Communications, Inc.
8.250%, 03/01/2015	85,000	86,275
WPP Finance Uk
8.000%, 09/15/2014	100,000	115,456

		201,731

Publishing Industries (except Internet) 0.15%
Belo Corp.
8.000%, 11/15/2016	90,000	93,600

Rail Transportation 0.18%
Kansas City Southern de Mexico SA de CV
8.000%, 02/01/2018(a)	65,000	64,512
Norfolk Southern Corp.
5.900%, 06/15/2019	40,000	44,084

		108,596

Real Estate 0.10%
Icahn Enterprises LP/ Icahn Enterprises Finance Corp.
8.000%, 01/15/2018(a)	65,000	61,425

Securities, Commodity Contracts, and Other Financial Investments and Related Activities 1.57%
Credit Suisse AG
5.400%, 01/14/2020	165,000	166,034
The Goldman Sachs Group, Inc.
7.500%, 02/15/2019	195,000	223,549
6.750%, 10/01/2037	175,000	170,194
Merrill Lynch & Co., Inc.
5.450%, 02/05/2013	185,000	196,238
Prudential Financial Inc.
3.875%, 01/14/2015	135,000	136,711
4.750%, 09/17/2015	65,000	67,300

		960,026

Support Activities for Mining 0.38%
Basic Energy Services Inc.
11.625%, 08/01/2014	70,000	75,425
Complete Production Services Inc.
8.000%, 12/15/2016	75,000	73,313
Helix Energy Solutions Group Inc.
9.500%, 01/15/2016(a)	80,000	81,200

		229,938

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2010 (Unaudited) (Continued)

	Principal Amount	Value
Support Activities for Transportation 0.30%
Vale Overseas Ltd.
5.625%, 09/15/2019	35,000	$35,773
6.875%, 11/10/2039	145,000	148,411

		184,184

Telecommunications 3.17%
America Movil SAB de CV
5.000%, 10/16/2019(a)	100,000	99,032
American Tower Corp.
7.250%, 05/15/2019(a)	45,000	50,850
CenturyTel, Inc.
7.600%, 09/15/2039	215,000	219,991
Cincinnati Bell Inc.
8.250%, 10/15/2017	20,000	20,100
Digicel Group Ltd.
8.250%, 09/01/2017(a)	100,000	95,500
Frontier Communications Corp.
8.125%, 10/01/2018	80,000	80,000
Global Crossing Ltd.
12.000%, 09/15/2015(a)	55,000	60,088
GXS Worldwide Inc.
9.750%, 06/15/2015(a)	80,000	76,400
Intelsat Corporation
9.250%, 06/15/2016	80,000	83,200
News America, Inc.
6.650%, 11/15/2037	70,000	74,447
6.900%, 08/15/2039(a)	95,000	105,187
Nextel Communications, Inc.
6.875%, 10/31/2013	100,000	96,500
PAETEC Holding Corp.
8.875%, 06/30/2017(a)	80,000	81,000
Qwest Corp.
8.875%, 03/15/2012	250,000	272,187
7.625%, 06/15/2015	90,000	96,637
SBA Telecommunications, Inc.
8.000%, 08/15/2016(a)	45,000	47,025
Sinclair Television Group
9.250%, 11/01/2017(a)	80,000	83,400
Telecom Italia Capital SA
4.950%, 09/30/2014	140,000	146,292
Verizon Communications, Inc.
8.750%, 11/01/2018	60,000	75,808
Windstream Corp.
7.875%, 11/01/2017	85,000	83,513

		1,947,157

Transportation Equipment Manufacturing 0.19%
Embraer Overseas Ltd.
6.375%, 01/15/2020	115,000	115,431

Utilities 1.07%
Atmos Energy Corp.
8.500%, 03/15/2019	85,000	105,583

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2010 (Unaudited) (Continued)

	Principal Amount	Value
Duke Energy Corp.
6.300%, 02/01/2014	55,000	$61,438
Edison Mission Energy
7.000%, 05/15/2017	80,000	59,000
Energy Transfer Partners LP
9.000%, 04/15/2019	105,000	129,403
7.500%, 07/01/2038	85,000	94,915
EQT Corp.
8.125%, 06/01/2019	60,000	71,924
Exelon Generation Co. LLC
6.250%, 10/01/2039	90,000	92,396
Nisource Finance Corp.
6.125%, 03/01/2022	40,000	41,760

		656,419

Water Transportation 0.15%
Navios Maritime Holdings, Inc./Navios Maritime Finance US Inc.
8.875%, 11/01/2017(a)	90,000	92,025

Total Corporate Bonds (Cost $20,359,107)		21,705,060

Foreign Bonds 2.24%
Anheuser-Busch InBev Worldwide Inc.
5.375%, 11/15/2014(a)	225,000	244,293
ArcelorMittal
6.125%, 06/01/2018	275,000	284,989
BAT International Finance PLC
9.500%, 11/15/2018(a)	135,000	175,546
EnCana Corp.
6.500%, 05/15/2019	30,000	33,950
Nexen, Inc.
6.200%, 07/30/2019	20,000	21,708
7.500%, 07/30/2039	65,000	74,942
Svenska Handelsbanken AB
4.875%, 06/10/2014(a)	210,000	222,048
Telecom Italia Capital SA
6.175%, 06/18/2014	100,000	109,035
WEA Finance LLC
7.500%, 06/02/2014(a)	185,000	209,135

Total Foreign Bonds (Cost $1,186,548)		1,375,646

Mortgage Backed Securities 9.00%
Banc of America Commerical Mortgage Inc.
2002-PB2, 6.186%, 06/11/2035	253,000	268,163
2007-1, 5.451%, 01/15/2049	200,000	187,427
Banc of America Funding Corp.
2006-A, 5.781%, 02/20/2036	145,145	83,002
Bear Stearns Commerical Mortgage Securities
A-2, 6.460%, 10/15/2036	230,000	245,017
FLT, 5.149%, 10/12/2042	430,000	449,862
A-4, 5.331%, 02/11/2044	155,000	143,813
Commercial Mortgage Loan Trust
FLT, 6.221%, 12/10/2049	225,000	211,595
Commercial Mortgage Pass Through Certificates
2006-C8, 5.306%, 12/10/2046	225,000	206,446

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2010 (Unaudited) (Continued)

	Principal Amount	Value
Credit Suisse First Boston Mortgage Securities Corp.
2005-C2, 4.832%, 04/15/2037	200,000	$201,227
Credit Suisse Mortgage Capital Certificates
2007-C3, 5.723%, 06/15/2039	200,000	168,907
2006-C4, 4.771%, 09/15/2039	119,950	121,659
GE Capital Commercial Mortgage Corp.
Series 2002-2, 4.970%, 08/11/2036	91,851	95,445
Greenwich Capital Commercial Funding Corp.
A-4, 5.736%, 12/10/2049	45,000	42,909
GS Mortgage Securities Corp. II
2007-GG10, 5.805%, 08/10/2045	540,000	482,487
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2007-CIBC18, 5.440%, 06/12/2047	225,000	211,816
Series 2007-CIBC20, 5.794%, 02/12/2051	200,000	192,912
Series 2007-LDP12, 5.882%, 02/15/2051	200,000	191,317
LB-UBS Commercial Mortgage Trust
A-5, 6.133%, 12/15/2030	210,000	222,270
Series 2002-C7, 4.960%, 12/15/2031	100,000	105,237
Merrill Lynch Mortgage Investors Inc.
Pool #2006A1, 5.651%, 03/25/2036	142,172	88,719
Merrill Lynch/Countrywide Commercial Mortgage Trust
2007-5, 5.378%, 08/12/2048	125,000	103,849
Series 2007-8, 5.957%, 08/12/2049	100,000	93,419
Morgan Stanley Capital I
A-4, 5.150%, 06/13/2041	350,000	364,361
Series A-5, 4.780%, 12/13/2041	200,000	203,872
Wachovia Bank Commercial Mortgage Trust
2005-C19, 4.516%, 05/15/2044	219,996	221,201
2005-C19, 4.661%, 05/15/2044	281,000	288,494
2007-C31, 5.509%, 04/15/2047	200,000	170,877
Series 2007-C32, 5.740%, 06/15/2049	175,000	156,409

Total Mortgage Backed Securities (Cost $5,650,135)		5,522,712

U.S. Government Agency Issues 38.94%
FHLB
5.500%, 07/15/2036	5,000	5,411
FHLMC
5.000%, 04/15/2021	350,000	367,992
Pool #1H-2617, 5.769%, 05/01/2036	558,969	581,477
Pool #1J-1346, 5.594%, 11/01/2036	185,590	193,528
Pool #1G-1509, 5.346%, 02/01/2037	191,472	200,624
5.726%, 04/01/2037	427,309	445,652
FHLMC Gold
Pool #G1-3122, 5.000%, 04/01/2023	35,407	37,438
Pool #G0-3072, 5.000%, 11/01/2036	406,221	423,385
Pool #A7-2203, 5.500%, 02/01/2038	157,508	166,754
Pool #G0-4449, 5.500%, 07/01/2038	234,130	247,874
Pool #G0-4471, 5.500%, 07/01/2038	110,457	116,942
Pool #A8-2657, 5.500%, 10/01/2038	200,459	212,227
Pool #A8-2134, 6.000%, 10/01/2038	89,459	95,846
Pool #G0-5164, 5.500%, 11/01/2038	370,554	392,386

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2010 (Unaudited) (Continued)

	Principal Amount	Value
FHLMC REMICS
Series 3152, 6.000%, 11/15/2030	263,000	$278,843
2716, 5.000%, 04/15/2032	86,000	91,121
2728, 5.000%, 08/15/2032	220,000	233,570
FNMA
000TBA, 4.500%, 03/15/2019	770,000	801,762
Pool #897512, 5.000%, 12/01/2021	503,875	533,422
5.500%, 12/01/2034	64,423	68,138
Pool #735581, 5.000%, 06/01/2035	2,551,958	2,658,594
5.500%, 10/01/2035	209,426	221,143
Pool #990906, 5.500%, 10/01/2035	1,599,277	1,691,503
Pool #889839, 5.500%, 12/01/2035	1,515,840	1,603,255
6.000%, 04/15/2036	200,000	212,390
5.500%, 08/15/2036	310,000	327,341
Pool #831922, 5.500%, 11/01/2036	126,207	133,110
Pool #952572, 5.500%, 09/01/2037	57,267	60,387
Pool #000TBA, 6.000%, 03/01/2038	1,745,000	1,851,337
Pool #000TBA, 5.500%, 03/15/2038	750,000	789,961
Pool #981566, 5.000%, 05/01/2038	23,622	24,541
Pool #934305, 5.000%, 06/01/2038	973,890	1,011,791
Pool #975737, 5.000%, 09/01/2038	45,421	47,189
6.000%, 09/01/2038	1,200,742	1,275,279
5.500%, 04/01/2039	3,219,000	3,381,460
6.000%, 05/01/2036	690,357	733,737
FNMA REMICS
Series 2006-22, 4.500%, 08/25/2023	100,000	103,230
Series G93-39, 6.500%, 12/25/2023	110,571	119,830
2007-14, 5.500%, 04/25/2027	118,000	127,147
2008-2, 5.000%, 07/25/2037	79,475	84,826
GNMA
2004-58, 5.500%, 04/16/2028	347,000	372,733
2009-106, 4.500%, 11/20/2032	279,773	297,533
2009-45, 5.000%, 12/20/2033	337,000	361,499
2009-106, 4.500%, 01/20/2034	390,000	406,667
2009-122, 4.500%, 02/20/2034	185,000	191,923
Series 2005-58, 4.500%, 08/20/2035	22,709	23,675
2009-109, 0.729%, 07/20/2037	286,696	283,430

Total U.S. Government Agency Issues (Cost $23,372,165)		23,889,903

U.S. Treasury Obligations 8.30%
U.S. Treasury Inflation Indexed Bonds 4.63%
3.000%, 07/15/2012	114,100	123,567
2.375%, 01/15/2017	2,484,483	2,703,428
2.500%, 01/15/2029	10,058	10,692

		2,837,687

U.S. Treasury Note/Bonds 3.67%
3.375%, 11/30/2012	210,000	222,567
1.375%, 02/15/2013	310,000	310,582
2.375%, 10/31/2014	325,000	328,606
2.250%, 01/31/2015	185,000	185,116
0.081%, 08/15/2019	230,000	314,867
3.625%, 08/15/2019	110,000	110,584

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2010 (Unaudited) (Continued)

	Principal Amount	Value
3.625%, 02/15/2020	100,000	$100,297
6.875%, 08/15/2025	255,000	331,659
5.500%, 08/15/2028	55,000	62,863
4.375%, 11/15/2039	295,000	287,625

		2,254,766

Total U.S. Treasury Obligations (Cost $4,870,944)		5,092,453

Short-Term Investments 16.80%
Money Market Funds 16.80%
AIM STIC Prime Portfolio	378,893	378,893
AIM STIT Treasury Portfolio	2,950,000	2,950,000
Fidelity Institutional Government Portfolio	2,950,000	2,950,000
First American Government Obligations Fund	2,575,441	2,575,441
First American Treasury Obligations Fund	1,450,000	1,450,000

Total Short-Term Investments (Cost $10,304,334)		10,304,334

Total Investments (Cost $66,694,743) 112.21%		68,838,420
Liabilities in Excess of Other Assets (12.21)%		(7,488,519)

Total Net Assets 100.00%		$61,349,901

Percentages are stated as a percent of net assets

(a)	Securities defined as Rule 144(a) under the Securities Act of 1933. Such securities are deemed to be liquid.

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Open Futures Contracts

February 28, 2010 (Unaudited)

Description	Number of Contracts Sold	Contract Value	Settlement Month	Unrealized Appreciation (Depreciation)
U.S. 10 Year Note Future	23	$2,702,141	June 2010	$(8,665)
U.S. 5 Year Note Future	21	2,434,688	June 2010	(23,166)

Total Futures Contracts Sold		$5,136,829		$(31,831)

Description	Number of Contracts Purchased	Contract Value	Settlement Month	Unrealized Appreciation (Depreciation)
Canada 10 Year Bond Future	8	$906,140	June 2010	$8,035
U.S. 2 Year Note Future	18	3,913,875	June 2010	15,438

Total Futures Contracts Purchased		$4,820,015		$23,473

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS 97.56%
Administrative and Support Services 0.87%
Beijing Enterprises Holdings Ltd.—ADR	1,200	$75,720
Experian PLC—ADR	37,700	347,971
Kforce, Inc.(a)	5,095	67,865
Liquidity Services, Inc.(a)	3,705	45,572

		537,128

Air Transportation 0.57%
Alaska Air Group, Inc.(a)	1,130	39,550
Bristow Group, Inc.(a)	2,350	85,094
Hawaiian Holdings, Inc.(a)	6,940	53,993
Southwest Airlines Co.	13,900	174,862

		353,499

Ambulatory Health Care Services 0.07%
Air Methods Corp.(a)	1,570	41,778

Amusement, Gambling, and Recreation Industries 0.17%
Bally Technologies, Inc.(a)	2,450	101,454

Apparel Manufacturing 0.53%
G-III Apparel Group Ltd.(a)	4,175	87,550
Jones Apparel Group, Inc.	4,045	68,199
Perry Ellis International, Inc.(a)	3,845	75,246
Phillips-Van Heusen Corp.	2,245	97,702

		328,697

Beverage and Tobacco Product Manufacturing 2.93%
Anheuser-Busch InBev NV—ADR(a)	4,600	229,770
Coca Cola Co.	2,500	131,800
Coca Cola Enterprises, Inc.	11,400	291,270
Diageo PLC—ADR	3,200	208,896
Dr. Pepper Snapple Group, Inc.	3,438	109,157
PepsiCo, Inc.	10,830	676,550
Philip Morris International, Inc.	3,128	153,209

		1,800,652

Broadcasting (except Internet) 1.19%
Comcast Corp.	18,587	305,570
Jupiter Telecommunication Co. Ltd.—ADR	5,500	426,855

		732,425

Building Material and Garden Equipment and Supplies Dealers 0.41%
Lowes Cos, Inc.	8,832	209,407
Titan Machinery, Inc.(a)	3,765	44,841

		254,248

Chemical Manufacturing 10.86%
A Schulman, Inc.	3,305	77,866
Abbott Laboratories	1,392	75,558
Alkermes, Inc.(a)	8,535	97,811
Allergan, Inc.	1,050	61,351
Amgen, Inc.(a)	7,722	437,142
Bristol-Myers Squibb Co.	17,043	417,724
Cameco Corp.	9,300	255,564
Eastman Chemical Co.	800	47,640

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2010 (Unaudited) (Continued)

	Shares	Value
Eurand NV(a)	6,362	$56,495
Forest Laboratories, Inc.(a)	4,700	140,436
Fresenius Medical Care AG & Co., KGaA—ADR	5,800	303,340
Genzyme Corp.(a)	2,900	165,880
Gilead Sciences, Inc.(a)	4,500	214,245
Hospira, Inc.(a)	3,800	198,854
Inspire Pharmaceuticals, Inc.(a)	4,860	30,035
Johnson & Johnson	7,939	500,157
Kao Corp.—ADR(a)	5,300	134,196
Life Technologies Corp.(a)	1,600	81,216
Lubrizol Corp.	2,600	205,426
Martek Biosciences Corp.(a)	2,840	56,317
Medivation, Inc.(a)	895	32,229
Merck & Co., Inc.	8,308	306,399
Novartis AG—ADR	4,200	232,344
Novo Nordisk AS—ADR	5,400	384,048
Olin Corp.	5,095	89,213
Onyx Pharmaceuticals, Inc.(a)	3,525	97,854
Pfizer, Inc.	19,143	335,960
Prestige Brands Holdings, Inc.(a)	6,760	54,283
Procter & Gamble Co.	4,693	296,973
Quidel Corp.(a)	4,560	59,554
Regeneron Pharmaceuticals Inc.(a)	3,600	88,056
Roche Holding AG—ADR	7,100	296,826
Rockwood Holdings, Inc.(a)	3,815	91,522
Sanofi Aventis—ADR	4,031	147,535
Shuffle Master, Inc.(a)	6,705	55,115
Sociedad Quimica y Minera de Chile SA—ADR	7,700	281,435
Warner Chilcott PLC(a)	6,900	187,818
West Pharmaceutical Services Inc.	2,310	89,974

		6,684,391

Clothing and Clothing Accessories Stores 0.94%
Citi Trends, Inc.(a)	2,945	87,584
DSW, Inc.(a)	3,305	89,004
Gap, Inc.	11,639	250,238
Gymboree Corp.(a)	2,270	98,745
JOS A Bank Clothiers, Inc.(a)	1,150	51,440

		577,011

Computer and Electronic Product Manufacturing 9.01%
Alcatel-Lucent—ADR(a)	32,900	100,016
Amkor Technology, Inc.(a)	11,855	71,367
Apple, Inc.(a)	3,652	747,272
Applied Micro Circuits Corp.(a)	7,705	68,883
Arris Group, Inc.(a)	6,555	67,648
Atheros Communications, Inc.(a)	3,140	112,695
Celera Corp.(a)	9,810	58,762
Cisco Systems, Inc.(a)	9,351	227,510
Dolby Laboratories, Inc.(a)	2,700	143,829
FARO Technologies, Inc.(a)	3,905	93,486
FLIR Systems, Inc.(a)	4,950	132,709
Garmin Ltd.	3,850	123,007
Harman International Industries, Inc.(a)	3,821	164,838
Hewlett-Packard Co.	8,405	426,890

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2010 (Unaudited) (Continued)

	Shares	Value
Intel Corp.	2,603	$53,440
International Business Machines Corp.	6,472	822,979
IPG Photonics Corp.(a)	3,295	52,127
IXYS Corp.(a)	8,020	68,250
Micron Technology, Inc.(a)	7,450	67,497
Millipore Corp.(a)	1,750	165,217
Netgear, Inc.(a)	4,055	102,794
Northrop Grumman Corp.	5,004	306,545
Plantronics Inc.	1,960	55,723
QUALCOMM, Inc.	3,381	124,049
Raytheon Co.	3,900	219,336
Rofin-Sinar Technologies Inc.(a)	2,824	57,864
SanDisk Corp.(a)	5,400	157,302
Semtech Corp.(a)	4,665	74,034
Tekelec(a)	6,430	106,224
Texas Instruments, Inc.	10,850	264,523
Viasat, Inc.(a)	3,110	94,544
Western Digital Corp.(a)	5,450	210,533

		5,541,893

Construction of Buildings 0.47%
Pulte Homes, Inc.(a)	10,252	111,029
Sun Hung Kai Properties Ltd.—ADR	8,300	114,374
Tutor Perini Corp.(a)	3,225	63,758

		289,161

Couriers and Messengers 0.50%
TNT NV—ADR	11,900	308,091

Credit Intermediation and Related Activities 9.09%
Ameriprise Financial Inc.	7,940	317,838
Banco Santander Brasil SA—ADR	13,700	163,852
Banco Santander SA—ADR	7,800	101,712
Bank Of America Corp.	21,328	355,325
Bank Of China Ltd.(a)	13,400	163,882
Bank Of New York Mellon Corp.	8,466	241,450
Barclays PLC—ADR	14,200	272,214
Credit Suisse Group AG—ADR	4,600	205,160
Discover Financial Services	20,120	274,638
Fifth Third Bancorp	11,797	144,041
Flushing Financial Corp.	5,625	71,381
H&R Block, Inc.	5,845	101,002
HSBC Holdings PLC—ADR	6,100	335,012
Independent Bank Corp./Rockland MA	2,505	61,573
JPMorgan Chase & Co.	11,420	479,297
PNC Financial Services Group Inc.	4,997	268,639
Prosperity Bancshares, Inc.	2,025	84,706
Provident Financial Services, Inc.	7,150	78,364
Societe Generale—ADR	13,100	144,493
State Street Corp.	9,429	423,456
Swedbank AB—ADR	22,600	215,830
TCF Financial Corp.	4,190	60,504
Texas Capital Bancshares Inc.(a)	3,915	65,968
Trustmark Corp.	4,430	101,004
United Overseas Bank Ltd.—ADR	10,300	272,950

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2010 (Unaudited) (Continued)

	Shares	Value
US Bancorp	8,322	$204,804
Webster Financial Corp.	4,115	65,840
Wells Fargo & Co.	11,530	315,230

		5,590,165

Data Processing, Hosting and Related Services 0.38%
AOL Inc.(a)	3,843	95,230
Fiserv, Inc.(a)	1,700	81,991
Knology, Inc.(a)	4,750	54,387

		231,608

Educational Services 0.13%
Lincoln Educational Services Corp.(a)	3,630	80,949

Electrical Equipment, Appliance, and Component Manufacturing 0.57%
ABB Ltd.—ADR	8,929	180,901
Schneider Electric SA—ADR	16,000	170,400

		351,301

Electronics and Appliance Stores 0.25%
Best Buy, Inc.	2,200	80,300
GameStop Corp.(a)	4,350	74,820

		155,120

Fabricated Metal Product Manufacturing 0.77%
BAE Systems PLC—ADR	10,200	233,070
Chart Industries, Inc.(a)	4,135	84,189
Ducommun Inc.	1,650	28,858
Shaw Group, Inc.(a)	1,600	55,520
Silgan Holdings, Inc.	1,315	75,100

		476,737

Food and Beverage Stores 0.85%
Caseys General Stores, Inc.	3,075	93,511
Koninklijke Ahold NV—ADR	27,100	331,704
Seven & I Holdings Co. Ltd.—ADR	2,200	98,692

		523,907

Food Manufacturing 2.80%
ConAgra Foods, Inc.	9,718	237,702
General Mills, Inc.	3,650	262,837
Givaudan SA—ADR	11,300	186,450
Hormel Foods Corp.	2,700	110,997
J&J Snack Foods Corp.	1,195	51,038
Lance, Inc.	1,385	30,041
McCormick & Co, Inc.	3,200	118,752
Nestle SA—ADR	5,700	283,518
Unilever NV—ADR	14,700	442,323

		1,723,658

Food Services and Drinking Places 1.43%
AFC Enterprises, Inc.(a)	6,925	56,093
Buffalo Wild Wings, Inc.(a)	1,805	79,330
CEC Entertainment, Inc.(a)	1,745	61,162
CKE Restaurants, Inc.	9,085	103,296
Jack in the Box Inc.(a)	5,405	114,154

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2010 (Unaudited) (Continued)

	Shares	Value
McDonald’s Corp.	3,300	$210,705
Sodexo—ADR	4,300	256,065

		880,805

Forestry and Logging 0.29%
Weyerhaeuser Co.	4,491	181,436

Gasoline Stations 0.11%
Susser Holdings Corp.(a)	7,860	65,867

General Merchandise Stores 2.31%
Dollar Tree, Inc.(a)	1,950	108,693
Family Dollar Stores, Inc.	2,000	65,980
Target Corp.	4,050	208,656
Tesco PLC—ADR	14,100	270,861
Tractor Supply Co.(a)	2,240	122,573
Wal-Mart Stores, Inc.	11,876	642,135

		1,418,898

Health and Personal Care Stores 1.66%
CVS Caremark Corp.	6,173	208,339
Medco Health Solutions, Inc.(a)	5,050	319,362
PharMerica Corp.(a)	3,220	55,223
Ulta Salon Cosmetics & Fragrance Inc.(a)	5,245	96,141
Walgreen Co.	9,800	345,352

		1,024,417

Heavy and Civil Engineering Construction 0.38%
Fluor Corp.	3,500	149,800
Granite Construction, Inc.	1,360	37,577
MYR Group Inc.(a)	2,750	43,477

		230,854

Insurance Carriers and Related Activities 3.65%
Aetna Inc.	2,300	68,977
Aflac, Inc.	1,550	76,647
Amtrust Financial Services, Inc.	4,455	63,127
Aspen Insurance Holdings Ltd.	1,803	50,953
Assured Guaranty Ltd.	4,535	95,689
Berkshire Hathaway Inc.(a)	2,633	210,982
Catalyst Health Solutions, Inc.(a)	2,505	94,413
First Mercury Financial Corp.	4,290	61,047
Harleysville Group, Inc.	2,345	78,675
Humana, Inc.(a)	2,650	125,424
Max Capital Group Ltd.	3,351	80,893
ProAssurance Corp.(a)	1,605	85,579
Protective Life Corp.	3,503	64,315
Prudential Financial, Inc.	1,550	81,236
Travelers Companies, Inc.	5,262	276,729
UnitedHealth Group, Inc.	8,065	273,081
Wellpoint, Inc.(a)	2,600	160,862
Willis Group Holdings PLC	10,000	297,800

		2,246,429

Leather and Allied Product Manufacturing 0.12%
Iconix Brand Group, Inc.(a)	5,640	73,489

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2010 (Unaudited) (Continued)

	Shares	Value
Machinery Manufacturing 2.35%
AAON, Inc.	3,065	$64,487
Applied Materials, Inc.	9,354	114,493
Barnes Group, Inc.	4,055	65,123
Canon, Inc.—ADR	6,200	257,176
Columbus Mckinnon Corp.(a)	4,615	66,410
ESCO Technologies, Inc.	1,125	36,799
Esterline Technologies Corp.(a)	1,965	80,860
General Electric Co.	19,766	317,442
Kadant, Inc.(a)	3,165	42,981
Lufkin Industries, Inc.	1,620	118,341
Novellus Systems, Inc.(a)	3,900	86,268
Smith International, Inc.	4,780	195,932

		1,446,312

Management of Companies and Enterprises 0.98%
American Equity Invesment Life Holdings Co.	6,825	60,060
Bunzl PLC—ADR	2,700	143,100
City Holding Co.	2,695	86,483
Dime Community Bancshares	7,350	89,229
Foster Wheeler AG(a)	5,369	132,131
Goldman Sachs Group, Inc.	400	62,540
Univest Corp. of Pennsylvania	1,800	31,266

		604,809

Merchant Wholesalers, Durable Goods 0.79%
Anixter International, Inc.(a)	2,375	99,133
Applied Industrial Technologies Inc.	3,445	77,650
Covidien PLC	4,047	198,789
United Stationers, Inc.(a)	1,985	113,363

		488,935

Merchant Wholesalers, Nondurable Goods 0.34%
Acuity Brands, Inc.	2,370	92,383
Herbalife Ltd.	2,950	118,147

		210,530

Mining (except Oil and Gas) 2.42%
Antofagasta PLC—ADR	6,500	176,020
Barrick Gold Corp.	3,800	143,108
BHP Billiton Ltd.—ADR	3,700	271,321
Consol Energy, Inc.	3,945	198,670
Peabody Energy Corp.	4,300	197,671
Potash Corp of Saskatchewan Inc.	1,700	187,782
Silver Wheaton Corp.(a)	10,200	154,734
Sterlite Industries India Ltd.—ADR	9,500	160,455

		1,489,761

Miscellaneous Manufacturing 3.77%
3M Co.	2,000	160,300
Align Technology, Inc.(a)	4,600	83,260
Boston Scientific Corp.(a)	21,760	168,422
Coach, Inc.	3,700	134,828
Conmed Corp.(a)	4,560	99,773
CryoLife, Inc.(a)	8,195	57,775
Estee Lauder Cos., Inc.	4,888	293,916

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2010 (Unaudited) (Continued)

	Shares	Value
Kinetic Concepts, Inc.(a)	4,350	$182,352
Medtronic, Inc.	7,442	322,983
Merit Medical Systems, Inc.(a)	5,210	76,691
Nintendo Co., Ltd.—ADR(a)	4,700	159,189
Nobel Biocare Holdings AG—ADR	14,200	182,470
Smith & Nephew PLC—ADR	4,900	252,203
SonoSite, Inc.(a)	3,020	89,452
WMS Industries, Inc.(a)	1,440	54,619

		2,318,233

Motion Picture and Sound Recording Industries 0.57%
Carmike Cinemas, Inc.(a)	2,875	26,163
Corus Entertainment, Inc.	9,425	160,696
Time Warner, Inc.	5,585	162,188

		349,047

Motor Vehicle and Parts Dealers 0.12%
Advance Auto Parts, Inc.	1,850	75,480

Nonmetallic Mineral Product Manufacturing 0.34%
Owens-Illinois, Inc.(a)	7,090	210,148

Nonstore Retailers 0.47%
Amazon.com, Inc.(a)	700	82,880
eBay, Inc.(a)	6,633	152,692
Sohu.com, Inc.(a)	1,000	51,210

		286,782

Nursing and Residential Care Facilities 0.30%
Odyssey HealthCare, Inc.(a)	4,045	70,909
Res-Care, Inc.(a)	4,250	38,760
Sun Healthcare Group, Inc.(a)	8,235	73,209

		182,878

Oil and Gas Extraction 4.27%
Anadarko Petroleum Corp.	2,955	207,234
BASF SE—ADR	4,400	247,852
Berry Petroleum Co.	3,945	105,726
BG Group PLC—ADR	1,800	157,284
Carrizo Oil & Gas, Inc.(a)	3,780	90,455
CNOOC Ltd.—ADR	800	125,832
El Paso Corp.	19,196	200,982
EOG Resources, Inc.	2,364	222,334
Occidental Petroleum Corp.	1,550	123,768
Penn Virginia Corp	3,645	92,218
Petroleo Brasileiro SA—ADR	4,000	170,600
Rosetta Resources, Inc.(a)	4,165	78,010
Swift Energy Co.(a)	2,835	84,455
Talisman Energy, Inc.	14,100	258,030
Total SA—ADR	5,275	293,607
XTO Energy, Inc.	3,713	169,684

		2,628,071

Other Information Services 1.39%
Changyou.com Ltd—ADR(a)	8,300	275,560
Google, Inc.(a)	903	475,700
NIC, Inc.	8,935	66,745
Quinstreet, Inc.(a)	2,675	39,055

		857,060

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2010 (Unaudited) (Continued)

	Shares	Value
Paper Manufacturing 0.56%
Kapstone Paper & Packaging Corp.(a)	4,365	$39,983
Kimberly-Clark Corp.	3,350	203,479
Rock-Tenn Co.	2,345	98,115

		341,577

Petroleum and Coal Products Manufacturing 2.05%
BP PLC—ADR	5,300	282,013
Exxon Mobil Corp.	6,376	414,440
Hess Corp.	5,378	316,227
Owens Corning(a)	2,300	54,119
Valero Energy Corp.	11,170	195,698

		1,262,497

Plastics and Rubber Products Manufacturing 0.40%
Carlisle Cos., Inc.	1,700	58,310
Cooper Tire & Rubber Co.	2,690	47,183
Goodyear Tire & Rubber Co.(a)	10,978	142,604

		248,097

Primary Metal Manufacturing 0.90%
ArcelorMittal SA—ADR	10,646	406,890
Haynes International, Inc.	2,300	66,792
Metalico, Inc.(a)	14,295	78,480

		552,162

Printing and Related Support Activities 0.08%
RR Donnelley & Sons Co.	2,550	50,719

Professional, Scientific, and Technical Services 4.62%
Accenture PLC	8,240	329,353
Administaff, Inc.	2,785	50,186
Affymetrix, Inc.(a)	6,120	44,737
AMN Healthcare Services, Inc.(a)	6,455	59,515
CRA International, Inc.(a)	2,050	54,530
Diamond Management & Technology Consultants, Inc.	2,200	15,950
DynCorp International, Inc.(a)	5,150	57,680
FTI Consulting, Inc.(a)	3,650	134,101
Human Genome Sciences, Inc.(a)	1,725	48,559
iGate Corp.	9,000	82,260
JDA Software Group, Inc.(a)	3,420	96,786
Mastercard, Inc.	1,100	246,807
National CineMedia, Inc.	3,850	61,946
OSI Pharmaceuticals, Inc.(a)	2,410	89,218
priceline.com, Inc.(a)	750	170,070
Publicis Groupe SA—ADR	6,800	134,300
Quality Systems, Inc.	1,765	101,029
Radiant Systems, Inc.(a)	6,585	73,554
Sapient Corp.(a)	9,920	89,478
SAVVIS, Inc.(a)	4,340	61,151
SGS SA—ADR	26,500	355,630
SolarWinds, Inc.(a)	2,510	47,213
Synaptics, Inc.(a)	3,200	85,440
TeleTech Holdings, Inc.(a)	4,460	78,005
Tetra Tech Inc.(a)	2,705	56,589
ValueClick, Inc.(a)	8,940	84,841

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2010 (Unaudited) (Continued)

	Shares	Value
VeriSign, Inc.(a)	2,800	$69,776
Vocus, Inc.(a)	4,735	67,379

		2,846,083

Publishing Industries (except Internet) 4.71%
Adobe Systems, Inc.(a)	4,175	144,664
American Software, Inc.	5,985	34,593
infoGROUP, Inc.(a)	8,105	65,083
Informatica Corp.(a)	4,405	112,416
Intuit Inc.(a)	2,200	71,192
Lawson Software Inc.(a)	12,270	73,865
Meredith Corp.	1,385	42,547
Microsoft Corp.	31,099	891,297
Oracle Corp.	25,651	632,297
Progress Software Corp.(a)	3,650	102,273
Reed Elsevier PLC—ADR	7,000	210,770
RightNow Technologies, Inc.(a)	3,565	55,472
Sage Group PLC—ADR	11,300	164,980
SAP AG—ADR	5,400	240,732
Smith Micro Software, Inc.(a)	6,585	57,685

		2,899,866

Rail Transportation 0.27%
Norfolk Southern Corp.	3,211	165,142

Rental and Leasing Services 0.16%
Hertz Global Holdings, Inc.(a)	5,150	48,410
McGrath Rentcorp.	1,865	44,611

		93,021

Securities, Commodity Contracts, and Other Financial Investments and Related Activities 1.65%
BlackRock, Inc.	350	76,580
Charles Schwab Corp.	9,014	165,046
Deutsche Boerse AG—ADR	52,000	358,800
Legg Mason, Inc.	6,141	158,745
Nasdaq OMX Group, Inc.(a)	3,900	72,657
optionsXpress Holdings, Inc.	6,575	103,951
Riskmetrics Group, Inc.(a)	4,220	78,618

		1,014,397

Sporting Goods, Hobby, Book, and Music Stores 0.22%
Big 5 Sporting Goods Corp.	3,235	49,431
Jo-Ann Stores, Inc.(a)	2,270	85,919

		135,350

Support Activities for Mining 0.70%
Ensco International PLC—ADR(a)	2,650	117,050
Key Energy Services, Inc.(a)	8,435	85,531
Noble Corp.	1,150	48,599
Pioneer Drilling Co.(a)	7,675	54,800
Schlumberger Ltd.	752	45,947
Willbros Group Inc.(a)	5,295	79,955

		431,882

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2010 (Unaudited) (Continued)

	Shares	Value
Support Activities for Transportation 0.44%
HUB Group, Inc.(a)	4,080	$110,038
Tidewater, Inc.	3,615	161,120

		271,158

Telecommunications 3.86%
Alaska Communications Systems Group, Inc.	8,190	59,459
AT&T, Inc.	2,650	65,747
CenturyTel, Inc.	5,066	173,612
China Mobile Limited—ADR	6,000	296,580
DIRECTV(a)	8,239	278,890
J2 Global Communications Inc.(a)	3,805	82,569
KDDI Corp.—ADR(a)	5,800	310,880
MTN Group Ltd.—ADR	10,800	157,788
NTELOS Holdings Corp.	5,080	86,766
Valmont Industries, Inc.	1,450	103,240
Vodafone Group PLC—ADR	34,830	758,249

		2,373,780

Transportation Equipment Manufacturing 1.51%
Ford Motor Co.(a)	5,250	61,635
Honeywell International, Inc.	4,892	196,463
Johnson Controls, Inc.	5,439	169,153
Lockheed Martin Corp.	950	73,872
Oshkosh Corp.(a)	1,250	47,650
Tenneco, Inc.(a)	3,695	74,491
Triumph Group Inc.	1,550	81,127
TRW Automotive Holdings Corp.(a)	3,050	81,953
United Technologies Corp.	2,100	144,165

		930,509

Utilities 3.34%
Allegheny Energy, Inc.	9,383	212,525
American Electric Power Co., Inc.	5,682	191,029
EQT Corp.	4,514	197,533
Linde AG—ADR	19,000	214,130
Northwestern Corp.	2,895	72,520
NV Energy, Inc.	5,400	59,994
Otter Tail Corp.	2,225	44,478
Pinnacle West Cap Corp.	2,200	80,102
Public Service Enterprise Group Inc.	6,066	180,281
Siemens AG—ADR	4,940	426,124
Spectra Energy Corp.	5,200	113,360
Unitil Corp.	2,415	52,526
Ultrapar Participacoes SA	4,600	206,540

		2,051,142

Waste Management and Remediation Services 0.07%
US Ecology, Inc.	2,985	44,447

Water Transportation 0.23%
Kirby Corp.(a)	4,200	138,642

Wholesale Electronic Markets and Agents and Brokers 0.22%
Reliance Steel & Aluminum Co.	3,050	135,237

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2010 (Unaudited) (Continued)

	Shares	Value
Wood Product Manufacturing 0.15%
Koppers Holdings, Inc.	3,370	$93,686

Total Common Stocks (Cost $57,036,970)		60,033,508

Investment Companies 0.30%
Funds, Trusts, and Other Financial Vehicles 0.30%
Apollo Investment Corp.	8,905	103,832
Ares Capital Corp.	6,365	83,191

Total Investment Companies (Cost $157,616)		187,023

Real Estate Investment Trusts 0.82%
Cousins Properties, Inc.	15	108
EastGroup Properties Inc.	2,400	86,160
Entertainment Properties Trust	2,670	102,047
Home Properties, Inc.	2,695	123,431
Sovran Self Storage, Inc.	2,735	86,782
Tanger Factory Outlet Centers	2,555	106,467

Total Real Estate Investment Trusts (Cost $463,859)		504,995

	Principal Amount
Short-Term Investments 1.35%
Money Market Funds 1.35%
AIM STIT Treasury Portfolio	$52,329	52,329
Fidelity Institutional Government Portfolio	779,882	779,882

Total Short-Term Investments (Cost $832,211)		832,211

Total Investments (Cost $58,490,656) 100.03%		61,557,737
Liabilities in Excess of Other Assets (0.03)%		(17,869)

Total Net Assets 100.00%		$61,539,868

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

PMC FUNDS

February 28, 2010 (Unaudited)

Statements of Assets and Liabilities

	Core Fixed Income Fund	Diversified Equity Fund
Assets
Investments, at value(1)	$68,838,420	$61,557,737
Foreign currencies(2)	31,557	—
Cash	4,347	6,272
Cash collateral held at broker for futures contracts	82,945	—
Receivable for investments sold	9,443,227	66,118
Receivable for Fund shares sold	442,068	153,210
Dividends, interest and other receivables	497,663	110,972
Other Assets	9,601	32,069

Total Assets	79,349,828	61,926,378

Liabilities
Payable for investments purchased	17,765,188	13,277
Payable for Fund shares redeemed	135,235	248,806
Payable to affiliates	20,805	24,322
Payable to Adviser	14,096	28,514
Payable to custodian	—	45,000
Accrued distribution fee	26,667	16,693
Accrued expenses and other liabilities	37,936	9,898

Total Liabilities	17,999,927	386,510

Net Assets	$61,349,901	$61,539,868

Net assets consist of:
Paid-in capital	58,046,796	57,963,015
Undistributed net investment income (loss)	260,109	(24,852)
Accumulated net realized gain	907,222	534,568
Net unrealized appreciation on:
Investments, futures and foreign currency	2,135,774	3,067,137

Net assets	$61,349,901	$61,539,868

Shares of beneficial interest outstanding (unlimited shares of $0.01 par value authorized)	3,783,380	3,867,106
Net asset value and redemption price per share(3)	$16.22	$15.91

[1] Cost of Investments	$66,694,743	$58,490,656
[2] Cost of Foreign Currencies	$31,486	$—
[3] If applicable, redemption price per share may be reduced by a redemption fee.

The accompanying notes are an integral part of these financial statements.

PMC FUNDS

For the Six Months Ended February 28, 2010 (Unaudited)

Statements of Operations

	Core Fixed Income Fund	Diversified Equity Fund
Investment Income:
Dividends	$—	$528,791 (1)
Interest	1,424,246	449

	1,424,246	529,240

Expenses:
Investment advisory fees	244,378	294,004
Distribution fees	76,368	77,370
Fund accounting fees	33,631	20,083
Fund administration fees	25,946	23,055
Transfer agent fees and expenses	20,082	19,255
Custody fees	11,440	22,628
Federal and state registration fees	10,478	13,011
Legal fees	9,242	4,827
Chief Compliance Officer fees and expenses	7,240	9,989
Audit and tax fees	7,055	16,398
Reports to shareholders	4,788	4,047
Trustees’ fees and related expenses	2,041	1,500
Other expenses	3,921	769

Total expenses before waiver	456,610	506,936
Less waivers and reimbursements by Adviser (Note 4)	(151,137)	(73,667)

Net expenses	305,473	433,269

Net Investment Income	1,118,773	95,971

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,723,200	821,826
Futures contracts closed	(50,935)	—
Foreign currency translation	726	—

	1,672,991	821,826
Net change in unrealized appreciation (depreciation) on:
Investments	26,339	3,845,894
Futures contracts	2,820	—
Foreign currency translation	95	(545)

	29,254	3,845,349
Net gain on investments, futures and foreign currency translation	1,702,245	4,667,175

Net Increase in Net Assets Resulting from Operations	$2,821,018	$4,763,146

(1)	Net of $17,621 in foreign withholding tax.

The accompanying notes are an integral part of these financial statements.

PMC FUNDS

Statements of Changes in Net Assets

	Core Fixed Income Fund

	Six Months Ended February 28, 2010	Year Ended August 31, 2009
	(Unaudited)
Operations:
Net investment income	$1,118,773	$2,804,674
Net realized gain (loss) on investments, futures and foreign currency	1,672,991	1,572,142
Net change in unrealized appreciation (depreciation)	29,254	2,470,782

Net increase in net assets resulting from operations	2,821,018	6,847,598

Dividends and distributions to shareholders:
Net investment income	(2,629,208)	(2,677,645)
Net realized gains	(1,458,178)	(1,616,466)

Total dividends and distributions	(4,087,386)	(4,294,111)

Fund share transactions:
Shares sold	12,211,365	40,695,412
Shares issued to holders in reinvestment of dividends	3,421,442	3,417,834
Shares redeemed*	(12,973,190)	(64,596,002)

Net increase (decrease)	2,659,617	(20,482,756)

Net increase (decrease) in net assets	1,393,249	(17,929,269)

Net Assets:
Beginning of period	59,956,652	77,885,921

End of period**	61,349,901	59,956,652

* Net of redemption fees of:	$995	$111,456

** Including undistributed net investment income of:	$260,109	$1,839,270

Change in shares outstanding:
Shares sold	730,382	2,586,112
Shares issued to holders in reinvestment of dividends	214,376	225,748
Shares redeemed	(769,132)	(4,192,678)

Net increase (decrease)	175,626	(1,380,818)

The accompanying notes are an integral part of these financial statements.

PMC FUNDS

Statements of Changes in Net Assets

	Diversified Equity Fund(1)

	Six Months Ended February 28, 2010	Period Ended August 31, 2009
	(Unaudited)
Operations:
Net investment income (loss)	$95,971	$(1,957)
Net realized gain (loss) on investments, futures and foreign currency	821,826	(2,835)
Net change in unrealized appreciation (depreciation)	3,845,349	(778,212)

Net increase (decrease) in net assets resulting from operations	4,763,146	(783,004)

Dividends and distributions to shareholders:
Net investment income	(118,866)	—
Net realized gains	(284,423)	—

Total dividends and distributions	(403,289)	—

Fund share transactions:
Shares sold	10,253,895	60,585,856
Shares issued to holders in reinvestment of dividends	373,373	—
Shares redeemed*	(13,211,378)	(38,731)

Net increase (decrease)	(2,584,110)	60,547,125

Net increase in net assets	1,775,747	59,764,121

Net Assets:
Beginning of period	59,764,121	—

End of period**	61,539,868	59,764,121

* Net of redemption fees of:	$112	$—

** Including undistributed net investment income (loss) of:	$(24,852)	$—

Change in shares outstanding:
Shares sold	669,774	4,029,837
Shares issued to holders in reinvestment of dividends	22,991	—
Shares redeemed	(852,905)	(2,591)

Net increase (decrease)	(160,140)	4,027,246

(1)	The Fund commenced operations on August 26, 2009.

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND

Financial Highlights

Per Share Data for a Share Outstanding Throughout each Period

	Six Months Ended February 28, 2010 (Unaudited)	Year Ended August 31, 2009	Period Ended August 31, 2008(1)
Net asset value, beginning of period	$16.62	$15.61	$15.00

Income from investment operations:
Net investment income	0.30 (2)	0.69 (2)	0.46
Net realized and unrealized gain (loss)	0.45	1.35	0.29

Total from investment operations	0.75	2.04	0.75

Less distributions paid:
Dividends from net investment income	(0.74)	(0.66)	(0.12)
Distributions from net realized gains	(0.41)	(0.40)	(0.02)

Total distributions paid	(1.15)	(1.06)	(0.14)

Paid-in capital from redemption fees (Note 2)	— (3)	0.03	— (3)

Net asset value, end of period	$16.22	$16.62	$15.61

Total return(4)	4.66%	13.87%	5.03%

Ratios/supplemental data
Net assets, end of period (000)	$61,350	$59,957	$77,886
Ratio of expenses to average net assets before waiver and reimbursements(5)	1.50%	1.65%	1.59%
Ratio of expenses to average net assets after waiver and reimbursements(5)	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets before waiver and reimbursements(5)	3.16%	3.76%	3.05%
Ratio of net investment income to average net assets after waiver and reimbursements(5)	3.66%	4.41%	3.64%
Portfolio turnover rate(4)	167.3%	403.0%	493.8%

(1)	The Fund commenced operations on September 28, 2007
(2)	Per share net investment income was calculated using average shares outstanding.
(3)	Less than 0.5 cent per share.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND

Financial Highlights

Per Share Data for a Share Outstanding Throughout each Period

	Six Months Ended February 28, 2010 (Unaudited)	Period Ended August 31, 2009(1)
Net asset value, beginning of period	$14.84	$15.04

Income (loss) from investment operations:
Net investment income	0.02	—	(2)(3)
Net realized and unrealized gain (loss)	1.15	(0.20)

Total from investment operations	1.17	(0.20)

Less distributions paid:
Dividends from net investment income	(0.03)	—
Distributions from net realized gains	(0.07)	—

Total distributions paid	(0.10)	—

Paid-in capital from redemption fees (Note 2)	—	—

Net asset value, end of period	$15.91	$14.84

Total return(4)	7.81%	(1.33)%

Ratios/supplemental data
Net assets, end of period (000)	$61,540	$59,764
Ratio of expenses to average net assets before waiver and reimbursements(5)	1.64%	16.85%
Ratio of expenses to average net assets after waiver and reimbursements(5)	1.40%	1.40%
Ratio of net investment loss to average net assets before waiver and reimbursements(5)	0.07%	(16.64)%
Ratio of net investment income to average net assets after waiver and reimbursements(5)	0.31%	(1.19)%
Portfolio turnover rate(4)	35.0%	0.7%

(1)	The Fund commenced operations on August 26, 2009
(2)	Per share net investment income was calculated using average shares outstanding.
(3)	Less than 0.5 cent per share.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

PMC FUNDS

Notes to Financial Statements

February 28, 2010 (Unaudited)

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each of the PMC Funds (the “Funds”) represent a distinct series with its own investment objectives and policies within the Trust. The investment objective of the Core Fixed Income Fund is to provide current income consistent with low volatility of principal. The investment objective of the Diversified Equity Fund is long-term capital appreciation. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The Core Fixed Income Fund became effective and commenced operations on September 28, 2007. The Diversified Equity Fund became effective and commenced operations August 26, 2009. Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by Envestnet Asset Management, Inc. (the “Adviser”).

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a)	Investment Valuation

Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a Pricing Service. If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price. Any discount or premium is accreted or amortized on a straight-line basis until maturity.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Futures contracts are valued at the last sale price at the close of trading on the relevant exchange or board of trade. If there was no sale on the applicable exchange or board of trade on such day, futures contracts are valued at the average of quoted bid and asked prices as of the close of such exchange or board of trade.

PMC FUNDS

Notes to Financial Statements, continued

February 28, 2010 (Unaudited)

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

The Funds have adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”). Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Fair Value Measurements requires the Funds to classify their securities based on valuation method. These inputs are summarized in the three broad levels listed below:

•	Level 1—Quoted prices in active markets for identical securities.
•	Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3—Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of February 28, 2010:

Core Fixed Income Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Asset Backed Securities	$—	$948,312	$—	$948,312
Corporate Bonds	—	21,705,060	—	21,705,060
Foreign Bonds	—	1,375,646	—	1,375,646
Mortgage Backed Securities	—	5,522,712	—	5,522,712
U.S. Government Agency Issues	—	23,889,903	—	23,889,903
U.S. Treasury Obligations	—	5,092,453	—	5,092,453

Total Fixed Income	—	58,534,086		58,534,086
Short-Term Investments	10,304,334	—	—	10,304,334

Total Investments in Securities	$10,304,334	$58,534,086	$—	$68,838,420

Other Financial Instruments*	$(8,358)	$—	$—	$(8,358)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments. This amount represents unrealized depreciation on futures contracts sold of $31,831 and unrealized appreciation on futures contracts purchased of $23,473.

PMC FUNDS

Notes to Financial Statements, continued

February 28, 2010 (Unaudited)

Diversified Equity Fund

	Level 1	Level 2	Level 3	Total
Equity
Accommodation and Food Services	$880,805	$—	$—	$880,805
Administrative and Support and Waste Management and Remediation Services	580,283	—	—	580,283
Agriculture, Forestry, Fishing and Hunting	181,436	—	—	181,436
Arts, Entertainment, and Recreation	101,455	—	—	101,455
Construction	520,016	—	—	520,016
Educational Services	80,949	—	—	80,949
Finance and Insurance	8,875,424	163,882	—	9,039,306
Health Care and Social Assistance	224,656	—	—	224,656
Information	7,443,786	—	—	7,443,786
Management of Companies and Enterprises	604,809	—	—	604,809
Manufacturing	24,489,981	—	—	24,489,981
Mining, Quarrying, and Oil and Gas Extraction	4,373,694	—	—	4,373,694
Professional, Scientific, and Technical Services	2,846,083	—	—	2,846,083
Real Estate and Rental and Leasing	641,286	—	—	641,286
Retail Trade	4,461,856	—	—	4,461,856
Transportation and Warehousing	1,412,551	—	—	1,412,551
Utilities	2,051,142	—	—	2,051,142
Wholesale Trade	834,702	—	—	834,702

Total Equity	60,561,644	163,882	—	60,725,526
Short-Term Investments	832,211	—	—	832,211

Total Investments in Securities	$61,393,855	$163,882	$—	$61,557,737

In March 2008, Statement of Financial Accounting Standards, “Disclosures about Derivative Instruments and Hedging Activities” was issued and is effective for interim and annual periods beginning after November 15, 2008. Disclosures about Derivative Instruments and Hedging Activities is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Funds may use certain options and futures contracts (collectively, “Derivative Instruments”) as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of a Fund’s position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions.

Options and futures prices can diverge from the prices of their underlying instruments. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded and from imposition of daily price fluctuation limits or trading halts.

The Diversified Equity Fund did not hold derivative instruments during the period presented.

PMC FUNDS

Notes to Financial Statements, continued

February 28, 2010 (Unaudited)

Core Fixed Income Fund

The fair value of Derivative Instruments as reported within the Statement of Assets and Liabilities as of February 28, 2010 was as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Futures contracts	Cash collateral held at broker for futures contracts	$23,473	Cash collateral held at broker for futures contracts	$31,831

Core Fixed Income Fund

The Effect of Derivative Instruments on the Statement of Operations for the six months ended February 28, 2010 was as follows:

Amount of Realized Gain (Loss) on Derivatives Instruments Recognized in Income.

Derivatives not accounted for as hedging instruments	Statement of Operations Location	Value
Futures contracts	Net realized gain (loss) on futures contracts closed	$(50,935)

Total		$(50,935)

Change in Unrealized Appreciation (Depreciation) on Derivative Instruments Recognized in Income.

Derivatives not accounted for as hedging instruments	Statement of Operations Location	Value
Futures contracts	Net change in unrealized appreciation (depreciation) on futures contracts	$2,820

Total		$2,820

(b)	Foreign Securities and Currency

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds isolate the portion of the results of operations from changes in foreign exchange rates on investments from those resulting from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in the exchange rate.

Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Funds’ investments in certain foreign countries. Since foreign securities normally are denominated and traded in foreign currencies, the value of the Funds’ assets may be affected favorably or

PMC FUNDS

Notes to Financial Statements, continued

February 28, 2010 (Unaudited)

unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies, There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

(c)	Futures

The Funds may enter into futures contracts traded on domestic exchanges, including stock index futures contracts. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains and losses. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A stock index futures contract does not involve the physical delivery of the underlying stocks in the index. As collateral for futures contracts, the Funds are required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

The risks inherent in the use of futures contracts include 1) adverse changes in the value of such instruments and 2) the possible absence of a liquid secondary market for any particular instrument at any time. Futures contracts also expose the Funds to counterparty credit risk. The Funds will not enter into these contracts unless they own either 1) an offsetting position in the securities or 2) cash and liquid assets with a value marked-to-market daily, sufficient to cover their potential obligations.

(d)	Federal Income Taxes

The Funds comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and make the requisite distributions of income and capital gains to their shareholders sufficient to relieve them from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

(e)	Distributions to Shareholders

The Funds will distribute net investment income and net realized long- or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

(f)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

PMC FUNDS

Notes to Financial Statements, continued

February 28, 2010 (Unaudited)

(g)	Share Valuation

The NAV per share of the Funds are calculated by dividing the sum of the value of the securities held by the Funds, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Funds, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The Diversified Equity Fund does not charge a redemption fee, therefore the offering and redemption price per share are equal to the Fund’s net asset value per share. Through August 25, 2009, the Core Fixed Income Fund charged a 2.00% redemption fee on shares held less than thirty days. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Core Fixed Income Fund will retain the fees charged as an increase in paid-in capital and such fees become part of the Funds’ daily NAV calculation. During the year the Core Fixed Income Fund retained redemption fees of $111,456. Effective August 26, 2009, the redemption fee in the Core Fixed Income Fund was eliminated.

(h)	Expenses

Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are allocated between the funds of the Trust based upon the ratio of the net assets of each fund to the combined net assets of the Trust, or other equitable means.

(i)	Other

Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis.

(3)	Federal Tax Matters

The tax character of distributions paid to shareholders were as follows:

Core Fixed Income Fund	Ordinary Income	Long -Term Capital Gains
Period Ended August 31, 2008	$546,513	$—
Year Ended August 31, 2009	$4,028,636	$265,475

Diversified Equity Fund	Ordinary Income	Long-Term Capital Gains
Period Ended August 31, 2009	$—	$—

PMC FUNDS

Notes to Financial Statements, continued

February 28, 2010 (Unaudited)

As of August 31, 2009, the components of accumulated earnings (losses) for income tax purposes were as follows:

	Core Fixed Income Fund	Diversified Equity Fund
Cost basis of investments for federal income tax purposes	$59,482,685	$57,774,320

Gross tax unrealized appreciation	$2,821,090	$118,540
Gross tax unrealized depreciation	(835,094)	(897,297)

Net tax unrealized appreciation (depreciation)	$1,985,996	$(778,757)

Undistributed ordinary income	$3,214,373	$—
Undistributed long-term capital gain	—	—

Total distributable earnings	$3,214,373	$—
Other accumulated gain/(loss)	(630,896)	(2,290)

Total accumulated earnings/(loss)	$4,569,473	$(781,047)

The difference between book-basis and tax-basis unrealized depreciation is attributable primarily to the tax deferral of losses on wash sale adjustments.

At August 31, 2009, the Diversified Equity Fund had accumulated net realized capital loss carryovers of $2,835 which will expire on August 31, 2017. To the extent the Fund realizes future net capital gains, taxable distributions to its shareholders will be offset by any unused capital loss carryover.

At August 31, 2009, the Core Fixed Income Fund deferred, on a tax basis, post-October losses of $629,321.

Additionally, U.S. generally accepted accounting principles require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended August 31, 2009, the following table shows the reclassifications made:

	Core Fixed Income Fund	Diversified Equity Fund
Undistributed Net Investment Income (Loss)	$38,253	$1,957
Accumulated Net Realized Gain (Loss)	$(38,254)	$—
Paid-in Capital	$1	$(1,957)

In July 2006, the Financial Accounting Standards Board (“FASB”) issued, “Accounting for Uncertainty in Income Taxes”. Accounting for Uncertainty in Income Taxes addresses the accounting for uncertainty in income taxes and establishes for all entities a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction). The Funds recognize tax benefits only if it is more likely than not that a tax position (including the Funds’ assertion that their income is exempt from tax) will be sustained upon examination. The Core Fixed Income Fund adopted FIN 48 in fiscal 2008 and the Diversified Equity Fund adopted in fiscal 2009. The Funds had no material uncertain tax positions and have not recorded a liability for unrecognized tax benefits as of August 31, 2009. Also, the Funds had recognized no interest and penalties related to uncertain tax benefits in fiscal year 2009. At August 31, 2009, the fiscal years 2008 and 2009 remain open to examination in the Core Fixed Income Fund’s major tax jurisdictions. At August 31, 2009, the fiscal year 2009 remains open to examination in the Diversified Equity Fund’s major tax jurisdictions.

PMC FUNDS

Notes to Financial Statements, continued

February 28, 2010 (Unaudited)

(4)	Investment Adviser

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Funds. Under terms of the Agreement, the Trust, on behalf of the Funds, compensates the Adviser for its management services at the annual rate of 0.95% for the Diversified Equity Fund and 0.80% for the Core Fixed Income Fund of the Funds’ average daily net assets.

The Adviser has contractually agreed to waive its management fees and/or reimburse the Funds’ other expenses to the extent necessary to ensure that the Funds’ total annual operating expenses do not exceed 1.00% for the Core Fixed Income Fund and 1.40% for Diversified Equity Fund (the “Expense Limitation Cap”) of the Funds’ average daily net assets.

Sub-advisory services are provided to the Funds, pursuant to agreements between the Adviser and the below listed sub-advisers. Under the terms of these sub-advisory agreements, the Adviser compensates the sub-advisers based on each Fund’s average daily net assets.

Core Fixed Income Fund

Neuberger Berman Fixed Income LLC

Schroder Investment Management North America Inc.

Diversified Equity Fund

Delaware Management Company

Loomis, Sayles & Company, L.P.

Mellon Capital Management Corporation

Neuberger Berman Management LLC

(5)	Distribution Plan

The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the Funds, which authorizes it to pay Foreside Fund Services, LLC (the “Distributor”) a distribution fee of 0.25% of the Funds’ average daily net assets. During the six months ended February 28, 2010, the Funds accrued expenses, pursuant to the 12b-1 Plan as follows:

Core Fixed Income Fund	$76,368
Diversified Equity Fund	$77,370

(6)	Related Party Transactions

A Trustee of the Trust is affiliated with U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Fund.

(7)	Investment Transactions

Purchases and sales of investment securities (excluding short-term instruments) for the six months ended February 28, 2010 are summarized below.

	PMC Core Fixed Income	PMC Diversified Equity
Purchases:
U.S. Government	$81,020,002	$—
Other	22,310,960	21,266,406

Sales
U.S. Government	$80,464,871	$—
Other	20,618,722	20,610,738

BASIS FOR TRUSTEES’ APPROVAL OF NEW SUB-ADVISORY AGREEMENT

The Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met on November 16, 2009 to consider the initial approval of a new sub-advisory agreement for the PMC Diversified Equity Fund (the “Fund”) in anticipation of the acquisition of the parent company one of the Fund’s sub-advisers, Delaware Management Company (“Delaware Management”) by the Macquarie Group (the “Acquisition”). Under the Investment Company Act of 1940, as amended (the “1940 Act”), the Acquisition, which was effective as of January 4, 2010, resulted in the assignment and automatic termination of the sub-advisory agreement between Envestnet Asset Management, Inc., the Fund’s investment adviser (the “Adviser”) and Delaware Management. Accordingly, the Trustees considered the initial approval of a new sub-advisory agreement between the Adviser and Delaware Management (the “New Delaware Management Sub-Advisory Agreement”).

The Trustees, with the assistance of the Trust’s outside legal counsel, reviewed the New Delaware Management Sub-Advisory Agreement, noting that the terms and conditions of the New Delaware Management Sub-Advisory Agreement were identical to the terms and conditions of the previous sub-advisory agreement with Delaware Management, which the Trustees last reviewed and approved at its meeting held on July 28, 2009. The Trustees considered factors relevant to the Trustees consideration of the New Delaware Management Sub-Advisory Agreement including: (i) the nature and quality of the investment advisory services to be provided by Delaware Management, including the experience and qualifications of the personnel providing such services; (ii) a detailed description of the Acquisition and the expected effects thereof on the Fund provided by the Adviser and Delaware Management; (iii) Delaware Management’s investment strategies and style of investing; and (iv) the performance history of Delaware Management. Based on its evaluation of information provided by the Adviser, in conjunction with the Fund’s other service providers, the Trustees, by unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the 1940 Act (the “Independent Trustees”), approved the New Delaware Management Sub-Advisory Agreement. In considering the New Delaware Management Sub-Advisory Agreement, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services Provided by Delaware Management: The Trustees considered: (i) Delaware Management’s organization following the transaction involving Macquarie; (ii) its favorable history, reputation, qualification and background, as well as the qualifications of its personnel; (iii) the expertise that Delaware Management offers in providing portfolio management services to other similar portfolios and the performance history of those portfolios and its prior performance in managing a portion of the Fund’s portfolio; (iv) its investment strategy for the Fund; (v) its long- and short-term performance relative to comparable mutual funds and unmanaged indexes; and (vi) its compliance program. The Trustees specifically took into account Delaware Management’s investment process, noting that there would be no changes to the investment process utilized by the firm prior to the transaction. The Trustees also discussed the acceptability of the terms of the New Delaware Management Sub-Advisory Agreement, noting the substantial similarity to the terms of the sub-advisory agreement with the Fund’s other sub-advisers, and noting that the terms were identical to terms of the previous sub-advisory agreement with Delaware Management. The Trustees also discussed Delaware Management’s back-office, compliance and operational capabilities. Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Trustees concluded that Delaware Management continued to be in a position to provide high quality services to the Fund following the Acquisition, and that the overall quality and extent of investment management services provided to the Fund were satisfactory.

Investment Performance of Delaware Management: For purposes of evaluating the nature, extent and quality of services provided by Delaware Management, the Trustees carefully reviewed Delaware Management’s strong performance history. In this regard, the Trustees accorded weight to Delaware Management’s other similarly managed accounts’ absolute and relative returns (versus the Fund’s benchmarks) over one- and three-year periods. The Board concluded that, in light of the market conditions, Delaware Management performed favorably.

Costs of Services and Profits Realized by Delaware Management: With respect to the sub-advisory fees, the Trustees noted that the proposed sub-advisory fees were identical to the sub-advisory fees payable to Delaware Management under the previous sub-advisory agreement, and were comparable to those charged by the Fund’s other sub-advisers. The Trustees also considered that Delaware Management was paid by the Adviser out of its advisory fees and not by the Fund. Since Delaware Management’s sub-advisory fees will be paid by the Adviser, the overall advisory fee paid by the Fund is not directly affected by the sub-advisory fee. Consequently, the Trustees did not consider the costs of services provided by Delaware Management or its profitability from its relationship with the Fund because the Trustees did not consider these factors to be relevant. Based on these factors, the Trustees concluded that the sub-advisory fees to be paid to Delaware Management were reasonable in light of the services to be provided by Delaware Management.

Extent of Economies of Scale as the Fund Grows: Since the sub-advisory fees are not paid by the Fund, the Trustees did not consider whether the sub-advisory fees should reflect any potential economies of scale that might be realized as the Fund grows.

Benefits Derived from the Relationship with the Fund: The Trustees considered the direct and indirect benefits that could be received by Delaware Management from its association with the Fund. The Trustees concluded that the benefits that Delaware Management may receive, such as greater name recognition and increased ability to obtain research and brokerage services, appear to be reasonable, and in many cases may benefit the Fund.

Conclusions with Respect to the New Delaware Management Sub-Advisory Agreement: The Trustees considered all of the foregoing factors. In considering the New Delaware Management Sub-Advisory Agreement, the Trustees did not identify any one factor as all important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances. Based on this review, the Trustees, including a majority of the Independent Trustees, approved the New Delaware Management Sub-Advisory Agreement as being in the best interests of the Fund and its shareholders.

Notice of Privacy Policy & Practices

We collect non-public personal information about you from the following sources:

•	information we receive about you on applications or other forms;
•	information you give us orally; and
•	information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility. All shareholder records will be disposed of in accordance with applicable law. We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

PMC FUNDS

Additional Information (Unaudited)

Tax Information

For the year August 31, 2009, 33.53% of taxable ordinary income distributions are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) for the Core Fixed Income Fund.

Core Fixed Income

The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section (852)(b)(3) the amount necessary to reduce the earnings on profits of the Fund related to net capital gain to zero for the tax year ended August 31, 2009.

Indemnifications

Under the Funds’ organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Funds’ Statement of Additional Information includes additional information about the Trust’s Trustees and is available, without charge, upon request by calling 1-866-762-7338.

Independent Trustees

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Trust Overseen by Trustee	Other Directorships Held by Trustee
Dr. Michael D. Akers 615 E. Michigan St. Milwaukee, WI 53202 Age: 54	Trustee	Indefinite Term; Since August 22, 2001	Professor and Chair of Accounting (2004–present); Associate Professor of Accounting, Marquette University (1996–2004).	19	Independent Trustee, USA MUTUALS (an open-end investment company with two portfolios).

Gary A. Drska 615 E. Michigan St. Milwaukee, WI 53202 Age: 53	Trustee	Indefinite Term; Since August 22, 2001	Captain, Midwest Airlines, Inc. (airline company) (1985–present); Director, Flight Standards & Training (1990–1999).	19	Independent Trustee, USA MUTUALS (an open-end investment company with two portfolios).

Jonas B. Siegel 615 E. Michigan St. Milwaukee, WI 53202 Age: 66	Trustee	Indefinite Term; Since October 23, 2009	Managing Director, Chief Administrative Officer (“CAO”) and Chief Compliance Officer (“CCO”), Granite Capital International Group, L.P. (an investment management firm) (1994–present); Vice President, Secretary, Treasurer and CCO of Granum Series Trust (an open-end investment company) (1997–2007); President, CAO and CCO, Granum Securities, LLC (a broker-dealer) (1997–2007).	19	None.

PMC Funds

Additional Information (Continued)

(Unaudited)

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Trust Overseen by Trustee	Other Directorships Held by Trustee

Interested Trustee and Officers
Joseph C. Neuberger(1) 615 E. Michigan St. Milwaukee, WI 53202 Age: 47	Chairperson, President and Trustee	Indefinite Term; Since August 22, 2001	Executive Vice President, U.S. Bancorp Fund Services, LLC (1994–present).	19	Trustee, Buffalo Funds (an open-end investment company with ten portfolios); Trustee, USA MUTUALS (an open-end investment company with two portfolios).

John Buckel 615 E. Michigan St. Milwaukee, WI 53202 Age: 52	Vice President, Treasurer and Principal Accounting Officer	Indefinite Term; Since January 11, 2008 (Vice President); Since September 10, 2008 (Treasurer)	Mutual Fund Administrator, U.S. Bancorp Fund Services, LLC (2004–present); UMB Investment Services Group (2000–2004).	N/A	N/A

Kristin M. Cuene 615 E. Michigan St. Milwaukee, WI 53202 Age: 40+	Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite Term; Since January 23, 2009 (CCO); Since January 18, 2010 (AML Officer)	Attorney, Chief Compliance Officer, U.S. Bancorp Fund Services, LLC (2008–present); Attorney, Investment Management, Quarles & Brady, LLP (2007–2008); Student, University of Pennsylvania (2004–2007).	N/A	N/A

Rachel A. Spearo 615 E. Michigan St. Milwaukee, WI 53202 Age: 30	Secretary	Indefinite Term; Since November 15, 2005	Vice President and Legal Compliance Officer, U.S. Bancorp Fund Services, LLC (2004–present).	N/A	N/A

Jennifer A. Lima 615 E. Michigan St. Milwaukee, WI 53202 Age: 36	Assistant Treasurer	Indefinite Term; Since January 10, 2008	Mutual Fund Administrator, U.S. Bancorp Fund Services, LLC (2002–present).	N/A	N/A
(1)	Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, who acts as principal underwriter several series of the Trust, but not the Funds.

A NOTE ON FORWARD LOOKING STATEMENTS

Except for historical information contained in this report for the Funds, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Securities Litigation Reform Act of 1995. These include any Adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Funds in the current Prospectus, other factors bearing on this report include the accuracy of the Adviser’s or portfolio manager’s forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser or portfolio manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.

ADDITIONAL INFORMATION

The Funds have adopted proxy voting policies and procedures that delegate to the Adviser, the authority to vote proxies. A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at 1-866-762-7338. A description of these policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting record is available without charge, either upon request by calling the Funds toll free at 1-866-762-7338 or by accessing the SEC’s website at http://www.sec.gov.

The Funds files their complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Funds file the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Funds’ Forms N-CSR and N-Q on the SEC’s website at http://www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

PMC FUNDS

Investment Adviser	Envestnet Asset Management, Inc. 35 East Wacker Drive, 24th Floor Chicago, IL 60601

Legal Counsel	Godfrey & Kahn, S.C. 780 North Water Street Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm	Deloitte & Touche LLP 555 East Wells Street Milwaukee, Wisconsin 53202

Transfer Agent, Fund Accountant and Fund Administrator	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A. Custody Operations 1555 North River Center Drive Suite 302 Milwaukee, Wisconsin 53212

Distributor	Foreside Fund Services, LLC 3 Canal Plaza, Suite 100 Portland, Maine 04101

FEBRUARY 28, 2010

investpmc.com

This report is prepared for the shareholders of the PMC Funds and may be distributed to others only if preceded or accompanied by a current prospectus.

PMC IS THE INVESTING CONSULTANCY OF ENVESTNET

PMC
PORTFOLIO MANAGEMENT CONSULTANTS

Item 2.	Code of Ethics.

Not applicable for semi-annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6.	Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed November 11, 2009.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Trust for Professional Managers

By (Signature and Title)	/S/ JOSEPH NEUBERGER
Joseph Neuberger, President

Date	May 4, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ JOSEPH NEUBERGER
Joseph Neuberger, President

Date	May 4, 2010

By (Signature and Title)	/S/ JOHN BUCKEL
John Buckel, Treasurer

Date	May 4, 2010